Notes Receivable, Noncurrent - Schedule of Notes Receivable, Noncurrent (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Receivables [Abstract]
Long-term receivable from, and loan, to shareholders	$ 60	SFr 55,879	$ 187
Long-term receivable from, and loan to, other related parties	4		3
Total notes receivable, noncurrent	$ 64		$ 190